Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Comprehensive income (CHF million)
Net income	(662)	1,215	1,164	553	2,545
Gains/(losses) on cash flow hedges	12	17	(15)	29	(13)
Foreign currency translation	65	(273)	(166)	(208)	761
Unrealized gains/(losses) on securities	12	8	(14)	20	(21)
Actuarial gains/(losses)	42	35	81	77	151
Net prior service cost	(22)	(20)	(31)	(42)	(58)
Other comprehensive income/(loss), net of tax	109	(233)	(145)	(124)	820
Comprehensive income/(loss)	(553)	982	1,019	429	3,365
Comprehensive income/(loss) attributable to noncontrolling interests	41	331	110	372	315
Comprehensive income/(loss) attributable to shareholders	(594)	651	909	57	3,050
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	393		107	1,349	431
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	84		(15)	(81)	745
Unrealized gains/(losses) on securities	0		0	0	1
Actuarial gains/(losses)	6		10	8	20
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	90		(5)	(73)	766
Comprehensive income/(loss)	483		102	1,276	1,197
Comprehensive income/(loss) attributable to noncontrolling interests	29		94	352	285
Comprehensive income/(loss) attributable to shareholders	454		8	924	912
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	(1,227)		996	(1,036)	1,983
Gains/(losses) on cash flow hedges	6		(21)	15	(17)
Foreign currency translation	(18)		(151)	(130)	23
Unrealized gains/(losses) on securities	10		(6)	15	(11)
Actuarial gains/(losses)	5		4	11	8
Net prior service cost	(1)		0	(1)	0
Other comprehensive income/(loss), net of tax	2		(174)	(90)	3
Comprehensive income/(loss)	(1,225)		822	(1,126)	1,986
Comprehensive income/(loss) attributable to noncontrolling interests	4		201	(192)	480
Comprehensive income/(loss) attributable to shareholders	(1,229)		621	(934)	1,506
Bank
Comprehensive income (CHF million)
Net income	(834)		1,103	313	2,414
Gains/(losses) on cash flow hedges	6		(21)	15	(17)
Foreign currency translation	66		(166)	(211)	768
Unrealized gains/(losses) on securities	10		(6)	15	(10)
Actuarial gains/(losses)	11		14	19	28
Net prior service cost	(1)		0	(1)	0
Other comprehensive income/(loss), net of tax	92		(179)	(163)	769
Comprehensive income/(loss)	(742)		924	150	3,183
Comprehensive income/(loss) attributable to noncontrolling interests	33		295	160	765
Comprehensive income/(loss) attributable to shareholders	(775)		629	(10)	2,418
Group parent company
Comprehensive income (CHF million)
Net income	(700)		1,045	159	2,348
Gains/(losses) on cash flow hedges	5		6	13	4
Foreign currency translation	1		0	1	0
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	6		6	14	4
Comprehensive income/(loss)	(694)		1,051	173	2,352
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	(694)		1,051	173	2,352
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	872		(984)	81	(2,217)
Gains/(losses) on cash flow hedges	1		0	1	0
Foreign currency translation	(2)		0	2	(7)
Unrealized gains/(losses) on securities	2		(8)	5	(11)
Actuarial gains/(losses)	31		67	58	123
Net prior service cost	(21)		(31)	(41)	(58)
Other comprehensive income/(loss), net of tax	11		28	25	47
Comprehensive income/(loss)	883		(956)	106	(2,170)
Comprehensive income/(loss) attributable to noncontrolling interests	8		(185)	212	(450)
Comprehensive income/(loss) attributable to shareholders	875		(771)	(106)	(1,720)